Subsidiaries (Schedule of Goodwill) (Details) - USD ($) $ in Millions	1 Months Ended
	Jan. 25, 2021	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Goodwill		$ 105
CPV Group [Member]
Disclosure of subsidiaries [line items]
Consideration transferred	$ 653
Add: Hedging costs	32
Less: fair value of identified assets, net	(580)
Goodwill	$ 105